Subsequent Events	12 Months Ended
Dec. 31, 2025
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

18 - SUBSEQUENT EVENTS

The Company evaluated subsequent events from December 31, 2025, the date of these consolidated financial statements, through the date on which the financial statements were issued (the “Issuance Date”), for events requiring recording or disclosure in the financial statements as of and for the year ended December 31, 2025. The Company concluded that no events have occurred that would require recognition or disclosure in the financial statements, except as described below:

On January 14, 2026, the Company entered into a note purchase agreement with White Lion providing for the issuance of unsecured convertible promissory notes and warrants for aggregate gross proceeds of up to $2.5 million. At the initial closing, the Company issued a convertible note with a face amount of approximately $0.6 million and received net proceeds of approximately $0.5 million, net of original issuance discount and certain transaction expenses. The notes mature in 12 months, bear interest at 5% per annum, and are convertible into shares of the Company’s common stock at a price equal to the lesser of $0.75 and 90% of the lowest VWAP (calculated as set forth in the Convertible Notes) for the prior consecutive ten (10) trading-day period, in each case subject to certain equitable adjustments. In connection with the financing, the Company issued warrants to purchase approximately 990,099 shares of common stock at an exercise price of approximately $0.51 per share, with a five-year term, subject to customary ownership limitations.

On February 17, 2026, VeeaSystems, entered into a Loan Agreement with Pasadena Private Lending, Inc. providing for a secured term loan facility of up to $10.6 million, of which $5.5 million (the “Initial Loan Amount”) was funded at closing. The Initial Loan Amount matures in February 2031 and bears interest at a variable rate equal to the prime rate (subject to a floor of 5.75%) plus 4.50% per annum. Interest is payable monthly in arrears and principal is payable in monthly installments of $58,000 commencing March 17, 2027, with any remaining outstanding principal and interest due at maturity. The Company may, at any time prior to February 17, 2027, request to increase the Initial Loan Amount by up to $5.0 million in separate tranches of up to $2.5 million each. The facility is guaranteed by the Company and the Company’s Chairman and Chief Executive Officer, and is secured by substantially all assets of the Company and its subsidiaries. Further, until such time as the Company achieves a Debt Service Coverage Ratio (as defined in the Loan agreement) of at least 3.0 to 1.0, tested as of the most recently completed fiscal quarter end, the Company is required to maintain a minimum aggregate balance equal to the greater of (i) $550,000 and (ii) 10% of the then outstanding aggregate principal amount of the loans, in cash, liquid securities, and marketable securities, in a reserve account. The agreement contains customary financial covenants and minimum liquidity requirements.

In response to the Nasdaq deficiency notices received by the Company on September 29, 2025, on March 27, 2026, the Company submitted an application to transfer the listing of its listed securities from The Nasdaq Global Market to The Nasdaq Capital Market. In connection with the submission to transfer the Company’s listing, the Company requested a second period of 180 calendar days, or until September 30, 2026, to regain compliance with the Minimum Bid Price Requirement for continued listing.

On April 7, 2026, the Nasdaq Listing Qualifications department approved the Company’s request to transfer the listing of the Company’s publicly traded securities from The Nasdaq Global Select Market to The Nasdaq Capital Market. The transfer will take effect at the opening of business on April 9, 2026. The transfer of the Company’s listing to The Nasdaq Capital Market is not expected to have any immediate effect on trading in shares of common stock and public warrants. The common stock and public warrants continue to trade uninterruptedly under the symbol “VEEA” and “VEEAW”, respectively. The Nasdaq Capital Market operates in substantially the same manner as The Nasdaq Global Market, and companies on The Nasdaq Capital Market must meet certain financial and corporate governance requirements to qualify for continued listing.

As a result of the transfer to The Nasdaq Capital Market, Nasdaq granted the Company a second period of 180 calendar days, or until September 28, 2026, to regain compliance with the minimum bid price requirement for continued listing. To regain compliance, the closing bid price of the Company’s shares must meet or exceed $1.00 per share for a minimum of 10 consecutive business days on or prior to September 28, 2026. Nasdaq’s determination to grant the additional 180-day compliance period was in part based on, among other things, the Company meeting the continued listing requirements of The Nasdaq Capital Market with the exception of the bid price requirement, and the Company having provided written notice of its intention to cure the deficiency during the additional compliance period, including by effecting a reverse stock split if necessary. Following Nasdaq’s approval of the extended compliance period, the Company intends to continue to actively monitor the minimum bid price requirement and, as appropriate, will consider available options to resolve any deficiencies and regain compliance, including by effecting a reverse stock split if necessary.

In connection with the Company’s application to transfer its listing to The Nasdaq Capital Market, to ensure the Company’s compliance with the listing requirements of The Nasdaq Capital Market, on March 30, 2026, the Company entered into separate conversion agreements with each of NLabs and 83rd Street pursuant to which (i) NLabs agreed to convert (x) $16,876,400 principal and accrued interest of outstanding NLabs 2025 Notes into 168,764 shares of Series A Preferred and (y) $2,000,000 of the accrued rent owed to it in respect of the 164 East 83rd Street office lease into 20,000 shares of Series A Preferred and (i) 83rd Street agreed to convert $2,323,600 of the accrued rent owed to it in respect of the 166 East 83rd Street office lease into 23,236 shares of Series A Under the terms of the conversion agreements, NLabs and 83rd Street are each entitled to certain registration rights with respect to the shares of Common Stock issuable upon conversion of the Series A Preferred.

Each share of Series A Preferred is entitled to vote on an as converted basis along with the Common Stock, and holders of Series A Preferred are entitled to receive dividends that are economically equivalent to any dividends declared with respect to the Common Stock. Further each share of Series A Preferred is convertible into Common Stock, at the option of the holder, in an amount equal to a price per share of $100 (as adjusted for certain stock splits) divided by $0.503.

On April 13, 2026, the Company entered into a transition agreement with Janice K. Smith, the Executive Vice President and Chief Operating Officer. Pursuant to the agreement, on April 30, 2026, Ms. Smith stepped down from her roles as the Executive Vice President and Chief Operating Officer of the Company. On the same date, Ms. Smith was appointed as Senior Operations Advisor for a period commencing on April 30, 2026 through December 31, 2026. Pursuant to the agreement, Ms. Smith is entitled certain equity awards and cash bonus. See “Executive Compensation - Existing NEO Employment Agreements – Smith Transition Agreement.”